Net Trading and Other Income - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018
Disclosure of subordinated liabilities [line items]
Fair value gains/(losses) on net trading and funding of other items by trading book		£ 22	£ (27)	£ (50)
(Losses)/gains on equity derivatives trading desk		(21)	28	51
Net gain on equity index-linked deposits and the related economic hedges		1	1	1
Exchange rate differences recognised		(689)	(109)	(4,051)
Principally offset from cash flow hedge reserve		£ 752	£ 94	4,076
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Percentage of notes purchased and redeemed	91.00%
Interest rate	7.375%	7.375%	7.375%
Maturity year	20 Year
Non-Cumulative Trust Preferred Securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate					8.963%
Vocalink Holdings Limited [member]
Disclosure of subordinated liabilities [line items]
Gain on sale of shares			£ 48
Visa Europe Ltd [member]
Disclosure of subordinated liabilities [line items]
Gain on sale of shares				£ 119